UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         08/13/2008
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by  Defined   reporting
    manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the
     holdings for this reporting manager are reported in this
     report and a portion are reported by  Defined   reporting
     manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of  Defined   Included Managers:          0

     Form 13F Information Table Entry Total:        145

     Form 13F Information Table Value Total:   $ 144767
                                               -----------------
                                                (thousands)


     List of  Defined   Included Managers:

     Provide a numbered list of the name(s) and Form 13F file
     number(s) of all institutional investment managers with respect
     to which this report is filed,  Defined   than the manager filing this
     report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
     None


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                        TITLE                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  Defined   VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS      CUSIP     (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  Sole   SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
ABBOTT LABORATORIES                     COM           002824100    1485    28030   Sh            Sole           28030
AETNA INC NEW                           COM           00817Y108     588    14503   Sh         Defined                          14503
AGILENT TECHNOLOGIES INC                COM           00846U101     361    10170   Sh         Defined                          10170
ALASKA AIR GROUP INC                    COM           011659109     506    33000   Sh         Defined                          33000
ALCATEL-LUCENT(ADS)                     SPD ADR       013904305       1      289   Sh            Sole             289
ALCATEL-LUCENT(ADS)                     SPD ADR       013904305      98    16303   Sh         Defined                          16303
ALLIANT TECHSYSTEMS INC                 COM           018804104     487     4785   Sh         Defined                           4785
ALTRIA GROUP INC                        COM           02209S103     222    10835   Sh         Defined                          10835
AM NATL INS CO                          COM           028591105     853     8700   Sh         Defined                           8700
AMERICAN INTL GROUP INC                 COM           026874107     232     8775   Sh            Sole            8775
ANADARKO PETROLEUM CORP                 COM           032511107     738     9857   Sh            Sole            9857
APACHE CORP                             COM           037411105     278     2000   Sh            Sole            2000
APPLE INC                               COM           037833100     447     2670   Sh         Defined                           2670
ARBITRON INC                            COM           03875Q108     639    13450   Sh         Defined                          13450
ARCH COAL INC.                          COM           039380100     431     5750   Sh         Defined                           5750
AT&T INC                                COM           00206R102     231     6866   Sh            Sole            6866
AT&T INC                                COM           00206R102     253     7687   Sh         Defined                           7687
AUTOMATIC DATA PROCESSING INC.          COM           053015103     285     6794   Sh            Sole            6794
BANK NEW YORK MELLON CORP               COM           064058100     395    10445   Sh         Defined                          10445
BED BATH & BEYOND INC                   COM           075896100     278     9901   Sh         Defined                           9901
BERKSHIRE HATHAWAY INC DEL              CL A          084670108    1570       13   Sh         Defined                             13
BERKSHIRE HATHAWAY INC DEL              CL B          084670207     806      201   Sh         Defined                            201
BOEING COMPANY                          COM           097023105     496     7550   Sh         Defined                           7550
BOSTON SCIENTIFIC CORP                  COM           101137107     462    37624   Sh         Defined                          37624
BRISTOL MYERS SQUIBB CO                 COM           110122108     481    23418   Sh         Defined                          23418
BUNGE LIMITED                           COM           G16962105     506     4700   Sh         Defined                           4700
C N A FINANCIAL CP                      COM           126117100    1056    42000   Sh         Defined                          42000
CARMAX INC                              COM           143130102     378    26667   Sh            Sole           26667
CISCO SYS INC                           COM           17275R102     527    22651   Sh            Sole           22651
COMCAST CORP NEW                        CL A SPL      20030N200      51     2738   Sh            Sole            2738
COMCAST CORP NEW                        CL A SPL      20030N200     767    40900   Sh         Defined                          40900
CONOCOPHILLIPS                          COM           20825C104      30      309   Sh            Sole             309
CONOCOPHILLIPS                          COM           20825C104    1025    11120   Sh         Defined                          11120
CSX CORP                                COM           126408103     459     7308   Sh            Sole            7308
CURRENCY SHARES SWISS FRANC TRUST       SWISS FRANCSH 23129V109     899     9175   Sh            Sole            9175
CUSHING MLP TOTAL RETURN                COM SHS       231631102     212    12451   Sh            Sole           12451
CVS CAREMARK CORPORATION                COM           126650100     243     6134   Sh            Sole            6134
DANAHER CORP DEL                        COM           235851102     361     4667   Sh            Sole            4667
DAVITA INC                              COM           23918K108     693    13045   Sh         Defined                          13045
DEVON ENERGY CORP NEW                   COM           25179M103     477     3970   Sh            Sole            3970
DILLARDS INC                            CL A          254067101     197    17000   Sh         Defined                          17000
DOMTAR CORP                             COM           257559104     790   145000   Sh         Defined                         145000
DU PONT E I DE NEMOURS & CO             COM           263534109      84     1959   Sh            Sole            1959
DU PONT E I DE NEMOURS & CO             COM           263534109     519    12100   Sh         Defined                          12100
EATON VANCE CORP                        COM NON VTG   278265103     207     5202   Sh            Sole            5202
ELECTRONIC ARTS INC.                    COM           285512109     530    11940   Sh         Defined                          11940
EMERSON ELEC CO                         COM           291011104     410     8296   Sh            Sole            8296
ENCANA CORP                             COM           292505104     227     2500   Sh            Sole            2500
ENDO PHARMACEUTICALS                    COM           29264F205     428    17700   Sh         Defined                          17700
EVEREST RE GROUP LTD                    COM           G3223R108     514     6445   Sh         Defined                           6445
EXPEDITORS INTERNATIONAL WASHINGTON INC COM           302130109     267     6214   Sh         Defined                           6214
EXXON MOBIL CORP                        COM           30231G102   13234   150167   Sh            Sole          150167
EXXON MOBIL CORP                        COM           30231G102    1060    12185   Sh         Defined                          12185
FASTENAL CO                             COM           311900104     477    11056   Sh         Defined                          11056
FLEXTRONICS INTL LTD                    ORD           Y2573F102    1488   158297   Sh         Defined                         158297
FORD MTR CO DEL                         COM PAR $0.01 345370860      71    14758   Sh         Defined                          14758
GABELLI EQUITY TR COMMON                COM           362397101     358    43947   Sh            Sole           43947
GENERAL ELECTRIC CO                     COM           369604103     746    27954   Sh            Sole           27954
GENUINE PARTS CO                        COM           372460105     256     6450   Sh         Defined                           6450
GOLDCORP INC.                           COM           380956409     208     4507   Sh            Sole            4507
HELIX ENERGY SOLU GRP                   COM           42330P107     406     9754   Sh         Defined                           9754
HESS CORPORATION                        COM           42809H107     317     2512   Sh            Sole            2512
HUDSON CITY BANCORP INC                 COM           443683107     356    21345   Sh         Defined                          21345
I STAR FINANCIAL                        COM           45031U101     199    15070   Sh         Defined                          15070
IDEXX LABS INC                          COM           45168D104     344     7056   Sh         Defined                           7056
INTERNATIONAL GAME TECHNOLOGY           COM           459902102     518    20750   Sh         Defined                          20750
INTL FLAVORS & FRAGRANCES               COM           459506101     400    10240   Sh         Defined                          10240
IPC HOLDINGS                            ORD           G4933P101     982    37000   Sh         Defined                          37000
ISHARES GLOBAL CONSUMER STAPLES         S&P GL C STAP 464288737    6168   111132   Sh            Sole          111132
ISHARES LEHMAN AGGREGATE BOND           LEHMAN AGG BN 464287226    5761    57381   Sh            Sole           57381
ISHARES MSCI EAFE GROWTH INDEX          MSCI GRW IDX  464288885   10796   152871   Sh            Sole          152871
ISHARES MSCI EAFE INDEX                 MSCI EAFE IDX 464287465    5884    85683   Sh            Sole           85683
ISHARES RUSSELL 1000 GROWTH INDEX       RUSSELL1000GR 464287614   15926   288312   Sh            Sole          288312
JOHNSON & JOHNSON                       COM           478160104     505     7846   Sh            Sole            7846
KAYNE ANDERSON ENERGY DEVELOPMENT CO    COM           48660Q102    3194   139189   Sh            Sole          139189
KAYNE ANDERSON MLP INVESTMENT CO.       COM           486606106    4198   152980   Sh            Sole          152980
KIMBERLY-CLARK CORP                     COM           494368103     317     5310   Sh            Sole            5310
KKR FINANCIAL CORP                      COM           48248A306    4200   400000   Sh            Sole          400000
KNIGHT TRANSPORTATION INC               COM           499064103     198    10820   Sh         Defined                          10820
KOREA EL PWR SP ADR SPONSORED ADR       SPONSORED ADR 500631106    1017    70000   Sh         Defined                          70000
LABORATORY CORP AMERICAN HOLDINGS       COM NEW       50540R409     516     7415   Sh         Defined                           7415
LIBERTY ENTERTAINMENT - A               ENT COM SER A 53071M500     373    15385   Sh         Defined                          15385
MARSHALL & ILSLEY COR                   COM           571837103     297    19350   Sh         Defined                          19350
MARTIN MARIETTA MATERIALS INC           COM           573284106     553     5342   Sh         Defined                           5342
MASTERCARD INC - CLASS A                CL A          57636Q104     383     1444   Sh         Defined                           1444
MCDONALDS CORP COM                      COM           580135101     991    17619   Sh            Sole           17619
MEDIVATION, INC.                        COM           58501N101    2713   229360   Sh            Sole          229360
MEDTRONICS INC.                         COM           585055106     440     8493   Sh            Sole            8493
MEMC ELECTRONIC MATER                   COM           552715104     345     5600   Sh         Defined                           5600
MI DEVELOPMENTS INC CL A SV             CL A SUB VTG  55304X104     315    14000   Sh         Defined                          14000
MICRON TECHNOLOGY INC COM               COM           595112103     951   158506   Sh         Defined                         158506
MICROSOFT CORP COM                      COM           594918104     700    25477   Sh            Sole           25477
MICROSOFT CORP COM                      COM           594918104    1020    37100   Sh         Defined                          37100
MITSUBISHI UFJ FINL GRP INC             SPNSD ADR     606822104     118    13430   Sh         Defined                          13430
MOHAWK INDUSTRIES INC                   COM           608190104     656    10232   Sh         Defined                          10232
MONSANTO CO NEW                         COM           61166W101     215     1698   Sh         Defined                           1698
MOTOROLA INC COM                        COM           620076109      84    11480   Sh         Defined                          11480
NATIONAL OILWELL VARCO INC              COM           637071101     904    10190   Sh         Defined                          10190
NIKE INC                                CL B          654106103     404     6773   Sh         Defined                           6773
ONEOK INC.                              COM           682680103     426     8730   Sh         Defined                           8730
ORACLE CORP COM                         COM           68389X105     403    19167   Sh            Sole           19167
ORACLE CORP COM                         COM           68389X105     625    29769   Sh         Defined                          29769
OVERSEAS SHIPHOLDING                    COM           690368105     289     3635   Sh         Defined                           3635
PEOPLE'S UNITED FINANCIAL               COM           712704105     318    20400   Sh         Defined                          20400
PEPSICO INC                             COM           713448108     531     8346   Sh            Sole            8346
PFIZER INC                              COM           717081103      52     3000   Sh            Sole            3000
PFIZER INC                              COM           717081103     244    13635   Sh         Defined                          13635
PHILIP MORRIS INTL INC                  COM           718172109     534    10760   Sh         Defined                          10760
PINNACLE WEST CAP CORP                  COM           723484101    1385    45000   Sh         Defined                          45000
PLATINUM UNDER HLDG                     COM           G7127P100     750    23000   Sh         Defined                          23000
POLO RALPH LAUREN CL A                  CL A          731572103     736    11719   Sh         Defined                          11719
POTASH CORP SASK INC                    COM           73755L107     735     3214   Sh            Sole            3214
PRAXAIR INC.                            COM           74005P104      67      720   Sh            Sole             720
PRAXAIR INC.                            COM           74005P104     820     8700   Sh         Defined                           8700
PROCTER & GAMBLE CO.                    COM           742718109    1292    21242   Sh            Sole           21242
PROGRESSIVE CORP OHIO                   COM           743315103     370    19745   Sh         Defined                          19745
SAFEWAY INC COM NEW                     COM           786514208     464    16240   Sh         Defined                          16240
SCANA CORPORATION                       COM           80589M102     496    13410   Sh         Defined                          13410
SCHLUMBERGER LIMITED                    COM           806857108     251     2334   Sh            Sole            2334
SIGMA ALDRICH CORPORATION               COM           826552101     287     5334   Sh            Sole            5334
SILGAN HOLDINGS INC COM                 COM           827048109     512    10085   Sh         Defined                          10085
SILICON IMAGE INC                       COM           82705T102     452    62378   Sh         Defined                          62378
SOUTHERN UNION CO                       COM           844030106     556    20595   Sh         Defined                          20595
SPANSION INC.                           COM CL A      84649R101     151    67000   Sh            Sole           67000
SPRINT NEXTEL CORP                      COM SER 1     852061100      87    10175   Sh         Defined                          10175
STATE STR CORP COM                      COM           857477103     330     5160   Sh            Sole            5160
STRYKER CORP                            COM           863667101     567     9012   Sh            Sole            9012
SYSCO CORP                              COM           871829107     802    29143   Sh            Sole           29143
TARGET CORP                             COM           87612E106      40      868   Sh            Sole             868
TARGET CORP                             COM           87612E106     340     7308   Sh         Defined                           7308
TEXAS CAPITAL BANK CORP.                COM           88224Q107     960    60000   Sh            Sole           60000
THERMO FISHER SCIENTIFIC                COM           883556102     627    11245   Sh         Defined                          11245
TJX COMPANIES INC                       COM           872540109     444    14102   Sh         Defined                          14102
TORCHMARK CORPORATION                   COM           891027104     273     4655   Sh            Sole            4655
ULTRASHORT FINANCIALS PROSHARES         ULTRASHRT FIN 74347R628    1425     9100   Sh            Sole            9100
ULTRASHORT OIL & GAS PROSHARES          ULTRASHRT O&G 74347R586    1309    48999   Sh            Sole           48999
ULTRASHORT RUSSELL 2000 VALUE PROSHARES ULSHRT2000 VA 74347R412     228     2250   Sh            Sole            2250
ULTRASHORT RUSSELL 2000PROSHARES        ULTSHT RU2000 74347R834    2027    25725   Sh            Sole           25725
UNUM COMMON                             COM           91529Y106    1168    57100   Sh         Defined                          57100
VANGUARD TTL ETF VANGUARD TOTAL STK MKT STK MRK ETF   922908769    2566    40036   Sh            Sole           40036
VENTAS INC.                             COM           92276F100     463    10885   Sh         Defined                          10885
VISA INC                                COM CL A      92826C839     806     9910   Sh         Defined                           9910
WASTE MANAGEMENT INC.                   COM           94106L109     582    15435   Sh         Defined                          15435
WEATHERFORD INTL LTD                    COM           G95089101     469     9450   Sh         Defined                           9450
WESTERN UNION CO                        COM           959802109     466    18850   Sh         Defined                          18850